Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Entity Central Index Key	0001760077
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Preferred Securities and Income SMA Shares
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Class Name	Preferred Securities and Income SMA Shares
Trading Symbol	PISHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (Fund) for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by visiting www.cohenandsteers.com/themes-post/separately-managed-accounts/#literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/themes-post/separately-managed-accounts/#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$0†	0.00%‡
†	Amount is less than $1.00.
‡	Amount is less than 0.005%.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The Fund had a 2.51% total return in the six months ended April 30, 2026, compared with the Blended Benchmark,[1] which returned 1.95%, and the ICE BofA U.S. All Capital Securities Index, which returned 1.39%.

Security selection and an overweight allocation to the banking sector contributed to relative performance during the period versus the Blended Benchmark.[1] This was driven by a preference for higher-coupon securities with wider credit spreads and good call protection, which generally outperformed tighter credit spread and longer-duration preferreds amid rising interest rates.

An underweight allocation in the insurance sector also contributed to relative performance. The sector includes a number of high-quality, lower-yielding Japanese life insurance issues that generated only modest total returns in the period.

Security selection in the pipeline sector further aided relative performance, led by an out-of-benchmark position in an issue from Venture Global. The security rose materially due to the liquefied natural gas exporter's exposure to spot LNG prices, which increased meaningfully amid the U.S.–Iran conflict.

Security selection in the telecommunications sector modestly detracted from relative performance, as an issue from Japan-based Softbank Group was pressured along with AI- and software-related investments.

Top contributors	Top detractors
Banking/Brokerage	Telecommunications
Insurance
Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2026)
	1 Year	5 Years	Since inception (3/1/19)
Fund[2]	11.07%	4.41%	6.31%
ICE BofA U.S. All Capital Securities Index	8.64%	2.50%	4.34%
Blended Benchmark[1]	9.52%	3.73%	5.56%

Performance Inception Date	Mar. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 422,791,355
Holdings Count | shares	249
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2026)
Net assets	$422,791,355
Number of portfolio holdings (excluding derivatives)	249
Portfolio turnover rate[3]	26%

Holdings [Text Block]
Portfolio holdings (as of April 30, 2026)

Top ten holdings[4,5]	(%)
Citigroup, Inc., 6.875%, Series GG	1.4%
Bank of America Corp., 6.625%, Series OO	1.4%
Citigroup, Inc., 6.625%, Series HH	1.3%
Citigroup, Inc., 6.95%, Series FF	1.1%
ING Groep NV, 7.00% (Netherlands)	1.0%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)	1.0%
Enbridge, Inc., 8.50%, due 1/15/84 (Canada)	1.0%
Barclays PLC, 8.875% (United Kingdom)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
South Bow Canadian Infrastructure Holdings Ltd., 7.625%, due 3/1/55 (Canada)	0.9%

Sector diversification[4,6]	(%)
Banking	58.4%
Utilities	13.8%
Insurance	10.0%
Pipelines	7.7%
Telecommunications	3.4%
Financial Services	2.5%
Energy	0.8%
Consumer Discretionary Products	0.8%
Health Care	0.4%
Other (includes short-term investments)	2.2%

Country diversification[4,6]	(%)
United States	41.5%
Canada	15.5%
United Kingdom	10.6%
France	9.7%
Switzerland	5.0%
Netherlands	3.5%
Japan	2.8%
Spain	2.8%
Germany	2.5%
Other (includes short-term investments)	6.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Citigroup, Inc., 6.875%, Series GG	1.4%
Bank of America Corp., 6.625%, Series OO	1.4%
Citigroup, Inc., 6.625%, Series HH	1.3%
Citigroup, Inc., 6.95%, Series FF	1.1%
ING Groep NV, 7.00% (Netherlands)	1.0%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)	1.0%
Enbridge, Inc., 8.50%, due 1/15/84 (Canada)	1.0%
Barclays PLC, 8.875% (United Kingdom)	1.0%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
South Bow Canadian Infrastructure Holdings Ltd., 7.625%, due 3/1/55 (Canada)	0.9%